June 4, 2014

db-X EXCHANGE-TRADED FUNDS, INC.

db X-trackers 2010 Target Date Fund

db X-trackers 2020 Target Date Fund

db X-trackers 2030 Target Date Fund

db X-trackers 2040 Target Date Fund

db X-trackers In-Target Date Fund

(the "Funds")

Supplement to the Currently Effective Summary Prospectuses, Prospectus and Statement of

Additional Information of the Funds

Effective August 11, 2014 the above-listed Funds will be renamed as follows:

Current Fund Name	Effective August 11, 2014 New Fund Name
db X-trackers 2010 Target Date Fund	Deutsche X-trackers 2010 Target Date ETF

db X-trackers 2020 Target Date Fund	Deutsche X-trackers 2020 Target Date ETF

db X-trackers 2030 Target Date Fund	Deutsche X-trackers 2030 Target Date ETF

db X-trackers 2040 Target Date Fund	Deutsche X-trackers 2040 Target Date ETF

db X-trackers In-Target Date Fund	Deutsche X-trackers In-Target Date ETF